Financial Instruments - Summary of Interest-Bearing Financial instruments (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments By Type Of Interest Rate [Abstract]
Cash and cash equivalents	$ 187,647	$ 101,704